Other financial liabilities (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 263,261,589		$ 160,489,567
Acquisitions	184,007,587		57,777,169		$ 23,149,709
Accrual of interest	12,309,286		11,561,405		13,134,962
Change in foreing currency and unit per adjustment	1,799,607		(3,363,242)		(2,744,621)
Others	7,396,030		17,821		0
Financial liabilities	386,347,952		263,261,589		160,489,567
Other financial liabilities	349,083,644	[1]	236,421,786	[1]	168,118,198
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other financial liabilities	113,360,982		98,510,577
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Other financial liabilities	17,912,134		17,814,875
Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	28,106,467		42,545,534		31,191,653
Acquisitions	92,806,210		16,927,169		19,345,325
Accrual of interest	12,309,286		11,868,152		13,076,743
Change in foreing currency and unit per adjustment	(2,069,090)		(3,381,908)		(2,623,130)
Others	18,816,777		(6,000,066)		19,614,901
Financial liabilities	42,607,325		28,106,467		42,545,534
Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	24,623,746		39,079,561		27,714,998
Acquisitions	92,806,210		16,927,169		19,345,325
Accrual of interest	7,751,402		7,492,719		8,655,483
Change in foreing currency and unit per adjustment	(2,102,985)		(3,435,455)		(2,648,436)
Others	15,722,734		(6,052,791)		19,448,135
Financial liabilities	38,160,178		24,623,746		39,079,561
Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	3,306,135		3,250,023		3,155,239
Acquisitions	0		0		0
Accrual of interest	3,882,088		3,166,139		3,216,241
Change in foreing currency and unit per adjustment	90,527		52,599		15,879
Others	2,450,852		(111,357)		(44,173)
Financial liabilities	4,081,175		3,306,135		3,250,023
Current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	176,586		215,950		321,416
Acquisitions	0		0		0
Accrual of interest	675,796		1,209,294		1,205,019
Change in foreing currency and unit per adjustment	(56,632)		948		9,427
Others	643,191		164,082		210,939
Financial liabilities	365,972		176,586		215,950
Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	161,001,732		117,944,033		136,926,545
Acquisitions	91,201,377		40,850,000		3,804,384
Accrual of interest	0		(306,747)		58,219
Change in foreing currency and unit per adjustment	3,868,697		18,666		(121,491)
Others	(11,420,747)		6,017,887		(19,614,901)
Financial liabilities	228,028,269		161,001,732		117,944,033
Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	73,886,831		29,606,398		48,335,093
Acquisitions	8,703,343		40,850,000		3,804,384
Accrual of interest	0		(306,747)		58,219
Change in foreing currency and unit per adjustment	396,858		(1,470,924)		(2,649,982)
Others	(7,578,514)		6,052,791		(19,448,135)
Financial liabilities	75,200,804		73,886,831		29,606,398
Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	69,476,612		70,836,716		71,352,994
Acquisitions	82,498,034		0		0
Accrual of interest	0		0		0
Change in foreing currency and unit per adjustment	2,914,363		1,196,997		2,055,091
Others	(3,199,042)		111,357		44,173
Financial liabilities	135,281,303		69,476,612		70,836,716
Non current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	17,638,289		17,500,919		17,238,458
Acquisitions	0		0		0
Accrual of interest	0		0		0
Change in foreing currency and unit per adjustment	557,476		292,593		473,400
Others	(643,191)		(146,261)		(210,939)
Financial liabilities	17,546,162		17,638,289		17,500,919
Interest Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(10,242,360)		(10,206,075)		(11,727,164)
Interest Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(10,242,360)		(10,206,075)		(11,727,164)
Interest Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(7,329,217)		(7,146,384)		(8,634,001)
Interest Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,911,224)		(3,051,269)		(3,093,163)
Interest Payment [Member] | Current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,919)		(8,422)		0
Interest Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0		0		0
Interest Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0		0		0
Interest Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0		0		0
Interest Payment [Member] | Non current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	0		0		0
Principal Payment [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(113,742,755)		(27,168,446)		(29,441,517)
Principal Payment [Member] | Current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(97,119,965)		(23,646,339)		(26,332,794)
Principal Payment [Member] | Current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(93,311,712)		(22,241,073)		(24,801,943)
Principal Payment [Member] | Current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,737,203)		0		0
Principal Payment [Member] | Current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,071,050)		(1,405,266)		(1,530,851)
Principal Payment [Member] | Non current financial liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(16,622,790)		(3,522,107)		(3,108,723)
Principal Payment [Member] | Non current financial liabilities [Member] | Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(207,714)		(844,687)		(493,181)
Principal Payment [Member] | Non current financial liabilities [Member] | Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(16,408,664)		(2,668,458)		(2,615,542)
Principal Payment [Member] | Non current financial liabilities [Member] | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ (6,412)		$ (8,962)		$ 0

[1]	See Note 21 - Other financial liabilities.